EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                       EPOCH INTERNATIONAL SMALL CAP FUND
                         EPOCH U.S. ALL CAP EQUITY FUND
                        EPOCH U.S. LARGE CAP EQUITY FUND

                                each a series of
                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525

                      Supplement dated July 8, 2009 to the
                    Institutional Shares and Class P Shares
                                   Prospectus
                                dated May 1, 2009

                                     *****

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN EACH FUND'S PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH EACH FUND'S PROSPECTUS.

At a special meeting of the Board of Directors of The World Funds, Inc. (the "Board") held on July 7, 2009, the Board approved an agreement and plan of reorganization (the "Reorganization Agreement") providing for the reorganization of each Epoch Fund into a newly-created corresponding MainStay Fund (each a "Reorganization" and, collectively, the "Reorganizations"). The proposed Reorganizations are shown below:

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             EPOCH FUNDS                          MAINSTAY FUNDS
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Epoch Global Equity  Shareholder Yield MainStay  Epoch Global  Equity Yield
Fund                                   Fund
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Epoch International Small Cap Fund     MainStay Epoch  International  Small
                                       Cap Fund
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Epoch U.S. Large Cap Equity Fund       MainStay Epoch U.S. Equity Fund
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Epoch U.S. All Cap Equity Fund         MainStay Epoch Global Choice Fund
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Each Reorganization Agreement is subject to certain closing conditions, including approval by shareholders of each Epoch Fund, and certain termination rights, including the Board's right to terminate the Reorganization Agreement with respect to a fund if it determines that proceeding with the Reorganization is inadvisable for that Epoch Fund. If shareholders of an Epoch Fund approve the Reorganization Agreement, all of the assets of their Epoch Fund will be transferred to the corresponding MainStay Fund and shareholders of the Epoch Fund will receive shares of a designated class of the corresponding MainStay Fund in exchange for their shares. Each Epoch Fund's Class P Shares and Institutional Shares will be exchanged for Class A Shares and Class I Shares, respectively, of the corresponding MainStay Fund. The Reorganizations are expected to be tax-free transactions. After the Reorganizations, New York Life Investment Management LLC ("New York Life Investments") will serve as investment adviser and Epoch Investment Partners, Inc. ("Epoch"), the current investment adviser for the Epoch Funds, will serve as investment sub-adviser for each of the MainStay Funds above. New York Life Investments and Epoch have agreed to assume the costs of the Reorganizations.

Shareholders of each Epoch Fund are scheduled to vote on the proposal relating to the Reorganization of their Epoch Fund at a special meeting of shareholders currently expected to be held in the fourth quarter of 2009. Epoch Fund shareholders as of the record date should expect to receive a proxy statement (which contains important information about fees, expenses and risk considerations) relating to the proposed Reorganization of their Epoch Fund. If approved by Epoch Fund shareholders, the Reorganizations are expected to occur in the fourth quarter of 2009.
              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE